Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income (Loss) [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	$ (4,047)	$ 75
Foreign exchange contracts designated as a hedging instrument	(1,566)	3,245
Foreign exchange contracts not designated as a hedging instrument
Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	(651,483)	(607,219)
Foreign exchange contracts designated as a hedging instrument	3,625	914
Foreign exchange contracts not designated as a hedging instrument
Cost of revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	375,016	347,141
Foreign exchange contracts designated as a hedging instrument	243	(243)
Foreign exchange contracts not designated as a hedging instrument
Research and development, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	92,876	88,303
Foreign exchange contracts designated as a hedging instrument	950	(398)
Foreign exchange contracts not designated as a hedging instrument
Selling, general and administrative [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	240,750	250,937
Foreign exchange contracts designated as a hedging instrument	1,941	(696)
Foreign exchange contracts not designated as a hedging instrument
Financial expenses (income), net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	(229)	2,075
Foreign exchange contracts designated as a hedging instrument
Foreign exchange contracts not designated as a hedging instrument	$ (2,125)	$ (2,870)